SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2) SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are presented to assist the reader in evaluating these Consolidated Financial Statements and, together with the following notes, are an integral part of the Consolidated Financial Statements.

a) Basis of Preparation

Enerplus' Consolidated Financial Statements have been prepared by management in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). These Consolidated Financial Statements present Enerplus' financial position as at December 31, 2014 and 2013 and results of operations for the years ended December 31, 2014, and the 2013 and 2012 comparative years.

i. Functional and Reporting Currency

These Consolidated Financial Statements are presented in Canadian dollars, which is Enerplus' functional currency. All financial information presented in Canadian dollars has been rounded to the nearest thousand unless otherwise indicated.

ii. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect both the amount and timing of recording assets, liabilities, revenues and expenses since the determination of these items may be dependent on future events. Significant estimates made by management include: oil and natural gas reserves and related present value of future cash flows, depreciation, depletion, amortization and accretion ("DDA&A"), impairment, asset retirement obligations, income taxes, contingent assets and liabilities, impairment assessments of goodwill, share-based compensation and the fair value of derivative instruments. Enerplus uses the most current information available and exercises judgment in making these estimates and assumptions. In the opinion of management, these Consolidated Financial Statements have been properly prepared within reasonable limits of materiality and within the framework of the Company's significant accounting policies.

iii. Basis of Consolidation

These Consolidated Financial Statements include the accounts of Enerplus and its subsidiaries. Intercompany balances and transactions are eliminated on consolidation. Interests in jointly controlled oil and natural gas assets are accounted for following the concept of undivided interest, whereby Enerplus' proportionate share of revenues, expenses, assets and liabilities are included in the accounts.

The acquisition method of accounting is used to account for acquisitions of companies and assets that meet the definition of a business under U.S. GAAP. The cost of an acquisition is measured as the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the acquisition date. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

b) Revenue

Revenue associated with the sale of oil and natural gas is recognized when title passes from the Company to its customers if collectability is reasonably certain and the sales price is determinable. Revenue is measured at the fair value of the consideration received or receivable based on price, volumes delivered and contractual delivery points. Realized gains and losses from commodity price risk management activities are recognized in revenue when the contract is settled. Unrealized gains and losses on commodity price risk management activities are recognized in revenue based on the changes in fair value of the contracts at the end of the respective reporting period.

c) Oil and Natural Gas Properties

Enerplus uses the full cost method of accounting for its oil and natural gas properties. Under this method, all acquisition, exploration and development costs incurred in finding oil and natural gas reserves are capitalized, including general and administrative costs directly attributable to these activities. These costs are recorded on a country-by-country cost centre basis as oil and natural gas properties subject to depletion ("full cost pool"). Costs associated with production and general corporate activities are expensed as incurred.

The net carrying value of both proved and unproved oil and natural gas properties is depleted using the unit of production method, as determined using a constant price assumption of the simple average of the preceding twelve months' first-day-of-the-month commodity prices ("SEC prices"). The depletion calculation takes into account estimated future development costs necessary to bring those reserves into production.

Under full cost accounting, a ceiling test is performed on a cost centre basis. Enerplus limits capitalized costs of proved and unproved oil and natural gas properties, net of accumulated depletion and deferred income taxes, to the estimated future net cash flows from proved oil and natural gas reserves discounted at 10%, net of related tax effects, plus the lower of cost or fair value of unproved properties. If such capitalized costs exceed the ceiling, a write-down equal to that excess is recorded as a non-cash charge to net income. A write-down is not reversed in future periods even if higher oil and natural gas prices subsequently increase the ceiling.

Proceeds on property dispositions are accounted for as a reduction to the full cost pool without recognition of a gain or loss, unless the deduction significantly alters the relationship between capitalized costs and proved reserves in the cost centre.

d) Other Capital Assets

Other capital assets are recorded at historical cost, net of depreciation, and include furniture, fixtures, leasehold improvements and computer equipment. Depreciation is calculated on a straight-line basis over the estimated useful life of the respective asset. The cost of repairs and maintenance is expensed as incurred.

e) Goodwill

Enerplus recognizes goodwill relating to corporate acquisitions when the total purchase price exceeds the fair value of the net identifiable assets and liabilities acquired. The portion of goodwill that relates to U.S. operations fluctuates due to changes in foreign exchange rates. During the 2014 and 2013 years there were no additions to goodwill. Goodwill is stated at cost less impairment and is not amortized. Goodwill is not deductible for income tax purposes.

Impairment testing is performed on an annual basis or more frequently if events or changes in circumstances indicate that goodwill may be impaired. If the fair value of the consolidated reporting unit is less than its book value (including goodwill), then goodwill is reduced to its implied fair value and the amount of the impairment is charged against earnings.

f) Asset Retirement Obligations

Enerplus' oil and natural gas operating activities give rise to dismantling, decommissioning and site remediation activities. Enerplus recognizes a liability for the estimated present value of the future asset retirement obligation liability at each balance sheet date. The associated asset retirement cost is capitalized and amortized over the same period as the underlying asset. Changes in the estimated liability and related asset retirement cost can arise as a result of revisions in the estimated amount or timing of cash flows.

Amortization of asset retirement costs and increases in asset retirement obligations resulting from the passage of time are recorded as amortization and accretion, respectively, which are included in depreciation, depletion, amortization and accretion and charged against net income in the Consolidated Statements of Income/(Loss).

g) Income Tax

Enerplus uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities are recorded on the temporary differences between the accounting and income tax basis of assets and liabilities, using the enacted tax rates expected to apply when the temporary differences are expected to reverse. Deferred tax assets are routinely reviewed and a valuation allowance is provided if, after considering available evidence, it is more likely than not that a deferred tax asset will not be realized. The financial statement effects of an uncertain tax position is recognized when it is more likely than not, based on technical merits, that the position will be sustained upon examination by a taxation authority. Penalties and interest related to income tax is recognized in income tax expense.

h) Financial Instruments

i. Fair Value Measurements

Financial instruments are initially recorded at fair value, defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. For financial instruments carried at fair value, inputs used in determining the fair value are characterized according to the following fair value hierarchy:

Level 1 – Inputs represent quoted market prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets or other market corroborated inputs.

Level 3 – Inputs that are not observable from objective sources, such as forward prices supported by little or no market activity or internally developed estimates of future cash flows used in a present value model.

Subsequent measurement is based on classification of the financial instrument into one of the following five categories:  held-for-trading, held-to-maturity, available-for-sale, loans and receivables or other financial liabilities.

ii. Non-derivative financial instruments

Non-derivative financial instruments are comprised of cash, accounts receivable, accounts payable, dividends payable and long-term debt. The carrying amount of cash, accounts receivable, accounts payable and dividends payable approximate fair value. The fair value of long-term debt is disclosed in Note 16.

From time-to-time Enerplus may hold certain marketable securities in entities involved in the oil and gas industry which would be included in other assets on the Consolidated Balance Sheets. These investments may include both publicly traded and unlisted marketable securities. Publicly traded investments are classified as available-for-sale and carried at fair value based on a Level 1 designation, with changes in fair value recorded in other comprehensive income. Fair values are determined by reference to quoted market bid prices at the close of business on the balance sheet date. Unlisted marketable securities are carried at cost. When investments are ultimately sold any gains or losses are recognized in net income and any unrealized gains or losses previously recognized in other comprehensive income are reversed.

Enerplus capitalizes transaction costs and premiums on long-term debt. These costs are amortized using the effective interest method.

iii. Derivative financial instruments

Enerplus enters into financial derivative contracts in order to manage its exposure to market risks from fluctuations in commodity prices, foreign exchange rates and interest rates in the normal course of operations. Enerplus has not designated its financial derivative contracts as effective accounting hedges, and thus has not applied hedge accounting, even though it considers most of these contracts to be economic hedges. As a result, all financial derivative contracts are classified as held-for-trading and are recorded at fair value based on a Level 2 designation, with changes in fair value recorded in net income. The fair values of these derivative instruments are generally based on an estimate of the amounts that would be paid or received to settle these instruments at the balance sheet date. Enerplus' accounting policy is to not offset the fair values of its financial derivative assets and liabilities.

Enerplus' crude oil, natural gas and natural gas liquids physical delivery purchase and sales contracts qualify as normal purchases and sales as they are entered into and held for the purpose of receipt or delivery of products in accordance with the Company's expected purchase, sale or usage requirements. As such, these contracts are not considered derivative financial instruments. Settlements on these physical contracts are recognized in net income over the term of the contracts as they occur.

i) Foreign Currency

i. Foreign currency transactions

Transactions denominated in foreign currencies are translated to Canadian dollars using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to Canadian dollars using the rate of exchange in effect at the balance sheet date whereas non-monetary assets and liabilities are translated at the historical rate of exchange in effect on the date of the transaction. Foreign currency differences arising on translation are recognized in net income in the period in which they arise.

ii. Foreign operations

Assets and liabilities of Enerplus' U.S. operations are translated into Canadian dollars at period end exchange rates while revenues and expenses are translated using average rates for the period. Gains and losses from the translation are deferred and included in the cumulative translation adjustment ("CTA") which is recorded in accumulated other comprehensive income ("AOCI").

j) Share-Based Compensation

Enerplus' share-based compensation plans include its cash-settled Restricted Share Unit ("RSU"), Performance Share Unit ("PSU") and Director Share Unit ("DSU") plans, its equity-settled RSU and PSU plans, as well as Enerplus' Stock Option Plan.

i. RSU, PSU, and DSU plans

Under Enerplus' RSU plan, employees receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and vests one-third each year for three years. The value upon vesting is based on the value of the underlying notional shares plus notional accrued dividends over the vesting period.

Under Enerplus' PSU plan, executives and management receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and they vest at the end of three years. The value upon vesting is based on value of the underlying shares plus notional accrued dividends along with a multiplier that ranges from 0 to 2 depending on Enerplus' performance compared to the TSX oil and gas index over the vesting period.

Under Enerplus' DSU plan, directors receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded is based on the annual retainer value and they vest upon the director leaving the Board. The value upon vesting is based on the value of the underlying notional shares plus notional accrued dividends over the vesting period.

RSU and PSU grants made prior to 2014 are settled in cash. RSU and PSU grants made from 2014 onwards are settled through the issuance of treasury shares. All DSU grants are settled in cash.

Enerplus recognizes a liability in respect of its cash-settled long-term incentive plans based on their estimated fair value. The liability is re-measured at each reporting date and at settlement date with any changes in the fair value recorded as share-based compensation, included in general and administrative expense.

Enerplus recognizes non-cash share-based compensation expense over the vesting period of the equity-settled long-term incentive plans, based on the estimated grant date fair value of the respective awards. Share-based compensation charges are recorded on the Consolidated Statements of Income/(Loss) with an offset to paid-in capital. Each period, management performs an estimate of the PSU plan multiplier. Any differences that arise between the actual multiplier on plan settlement and management's estimate is recorded to share-based compensation. On settlement of these plans, amounts previously recorded to paid-in capital are reclassified to share capital.

ii. Stock options

Under Enerplus' Stock Option Plan, employees are granted options to purchase common shares of the Company at an exercise price equal to the market value of the common shares on the date the options are granted. Options granted are exercisable in thirds over the three year vesting schedule and expire seven years after the date the options are granted. Enerplus uses the Black-Scholes option pricing model to calculate the grant date fair value of stock options granted under the Company's Stock Option Plan. This amount is charged to earnings as share-based compensation over the vesting period of the options, with a corresponding increase in paid-in capital. When options are exercised, the proceeds, together with the amount recorded in paid-in capital, are recorded to share capital.

The Company is authorized to issue up to 10% of outstanding common shares from treasury in relation to its Stock Option Plan and equity-settled RSU and PSU plans. The Company suspended the issuance of stock options effective in 2014.

k) Net Income Per Share

Basic net income per common share is computed by dividing net income by the weighted average number of common shares outstanding during the period.

For the diluted net income per common share calculation, the weighted average number of shares outstanding is adjusted for the potential number of shares which may have a dilutive effect on net income. The weighted average number of diluted shares is calculated in accordance with the treasury stock method which assumes that the proceeds received from the exercise of all stock options would be used to repurchase common shares at the average market price.

l) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, environmental and other sources are recognized when it is probable that a liability has been incurred and the amount can be reasonably estimated. Contingencies are adjusted as additional information becomes available or circumstances change.

m) Accounting Changes and Recent Pronouncements Issued

i. Changes in accounting policies for 2014

Effective January 1, 2014, Enerplus adopted the following Accounting Standards Updates ("ASU") issued by the Financial Accounting Standards Board ("FASB"), which did not have a material impact on Enerplus' financial statements:

•	ASU 2013-04, Obligations resulting from Joint and Several Liability Arrangements
•	ASU 2013-05, Parent's Accounting for Cumulative Translation Adjustments upon Derecognition of Subsidiaries
•	ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists

ii. Future accounting changes

Enerplus will adopt the following ASU's issued by the FASB, which have been issued but are not yet effective. The adoption of these standards is not expected to have a material impact on Enerplus' financial statements.

•	ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity – effective January 1, 2015
•	ASU 2014-09, Revenue from Contracts with Customers – effective January 1, 2017
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ASU 2014-12, Compensation – Stock Compensation: Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period – effective January 1, 2016